Document and Entity Information	3 Months Ended
Sep. 30, 2011
Document Type	S-1
Amendment Flag	false
Document Period End Date	Sep. 30, 2011
Entity Registrant Name	Li3 Energy, Inc.
Entity Central Index Key	0001334699
Entity Filer Category	Smaller Reporting Company